JPMORGAN TRUST IV

270 Park Avenue

New York, NY 10017

March 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

JPMorgan Institutional Tax Free Money Market Fund (the “Fund”)

File Nos. 811-23117 and 333-208312

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses of the Fund do not differ from the Prospectuses contained in the Post-Effective Amendment No. 47 (Amendment 48 under the Investment Company Act of 1940) filed electronically on February 22, 2018.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary